Income Taxes (Income Taxes Included in The Balance Sheet) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets:
Allowance for doubtful accounts	$ 3	$ 3
Deferred revenue	340	56
Accrued expenses	469	374
Net operating loss and tax credit carryforwards	644	1,036
Lease liability	170	192
Other temporary differences	344	119
Deferred tax asset	1,970	1,780
Deferred tax liabilities:
Property, plant and equipment	(618)	(251)
Right of use assets	(170)	(192)
Undistributed earnings	(700)	(591)
Total deferred tax liabilities	(1,488)	(1,034)
Net deferred tax assets	$ 482	$ 746